Balance Sheets Details - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8,377	$ 7,850
Accumulated depreciation and amortization	(5,231)	(4,866)
Total	3,146	2,984
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,363	6,851
Computers, software and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	512	489
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	379	384
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 123	$ 126